UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from July 1, 2016 to July 31, 2016
Commission File Number of issuing entity: 333-60756-04
Central Index Key Number of issuing entity: 0001159408
Ford Credit Floorplan Master Owner Trust A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-148505, 333-171922
Central Index Key Number of depositor: 0000872471
Ford Credit Floorplan Corporation
(Exact name of depositor as specified on its charter)
And
Commission File Number of depositor: 333-148505-01, 333-171922-01
Central Index Key Number of depositor: 0001061198
Ford Credit Floorplan LLC
(Exact name of depositor as specified on its charter)
Central Index Key Number of Sponsor: 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Sumito Mulchandani, Phone: 313-206-8999
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
38-6787145
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 300 Delaware Avenue, 9th Floor, Wilmington, Delaware (Address of principal executive offices)	19801 (zip code)
(302) 576-3700
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Series 2012-2 Class A, B, C, D Asset Backed Notes			X
Series 2012-5 Class A, B, C, D Asset Backed Notes			X
Series 2013-4 Class A, B, C, D Asset Backed Notes			X
Series 2013-5 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2014-1 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2014-2 Class A, B, C, D Asset Backed Notes			X
Series 2014-4 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2015-1 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2015-2 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2015-4 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2015-5 Class A, B, C, D Asset Backed Notes			X
Series 2016-1 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2016-3 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2016-4 Class A, B, C, D Asset Backed Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II - OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

Series 2016-3 Asset Backed Notes

On July 26, 2016, Ford Credit Floorplan Master Owner Trust A (the "Trust") issued its $920,262,000 Series 2016-3 Asset Backed Notes, consisting of the $500,000,000 Class A-1 Notes, the $300,000,000 Class A-2 Notes, the $36,601,000 Class B Notes, the $52,288,000 Class C Notes and the $31,373,000 Class D Notes (collectively, the "Series 2016-3 Notes").

The Class A-1, Class A-2 and Class B Notes (together, the "Series 2016-3 Offered Notes") were publicly registered under the Securities Act of 1933 (Commission file number 333-206773), and are described in the prospectus filed by the Trust on July 21, 2016 pursuant to Rule 424(b)(2) of the Securities Act of 1933. The principal underwriters, aggregate offering price and aggregate underwriting discounts or commissions for the Series 2016-3 Offered Notes are described in the prospectus. The Class C and Class D Notes were retained by Ford Credit Floorplan LLC and Ford Credit Floorplan Corporation.

Each series of notes issued by the Trust, including the Series 2016-3 Notes, is secured by the Trust's assets, which primarily consist of a revolving pool of receivables as described in the prospectus. Interest and principal collections on the receivables are allocated to each series of notes for each collection period based on each such series' floating investor percentage or fixed investor percentage, as described in the prospectus. A portion of the interest and principal collections on the receivables otherwise allocable to the depositor interest in the Trust is available to cover certain shortfalls in payments on each series of notes, up to the available subordinated amount for that series, as described in the prospectus. Relevant information for each series of notes, including the adjusted invested amount, the floating investor percentage, the fixed investor percentage (if applicable), and the required subordinated amount, can be found in the monthly investor report attached to this Form 10-D.

The Trust may issue additional series of notes without the consent of, or the giving of notice to, the noteholders of any series of notes, subject to the satisfaction of certain conditions described in the prospectus.

Series 2016-4 Asset Backed Notes

On July 26, 2016, Ford Credit Floorplan Master Owner Trust A (the "Trust") issued its $230,065,000 Series 2016-4 Asset Backed Notes, consisting of the $200,000,000 Class A Notes, the $9,150,000 Class B Notes, the $13,072,000 Class C Notes and the $7,843,000 Class D Notes (collectively, the "Series 2016-4 Notes").

The Class A Notes were publicly registered under the Securities Act of 1933 (Commission file number 333-206773), and are described in the prospectus filed by the Trust on July 21, 2016 pursuant to Rule 424(b)(2) of the Securities Act of 1933. The principal underwriters, aggregate offering price and aggregate underwriting discounts or commissions for the Class A Notes are described in the prospectus. The Class B, Class C and Class D Notes were retained by Ford Credit Floorplan LLC and Ford Credit Floorplan Corporation.

Each series of notes issued by the Trust, including the Series 2016-4 Notes, is secured by the Trust's assets, which primarily consist of a revolving pool of receivables as described in the prospectus. Interest and principal collections on the receivables are allocated to each series of notes for each collection period based on each such series' floating investor percentage or fixed investor percentage, as described in the prospectus. A portion of the interest and principal collections on the receivables otherwise allocable to the depositor interest in the Trust is available to cover certain shortfalls in payments on each series of notes, up to the available subordinated amount for that series, as described in the prospectus. Relevant information for each series of notes, including the adjusted invested amount, the floating investor percentage, the fixed investor percentage (if applicable), and the required subordinated amount, can be found in the monthly investor report attached to this Form 10-D.

The Trust may issue additional series of notes without the consent of, or the giving of notice to, the noteholders of any series of notes, subject to the satisfaction of certain conditions described in the prospectus.

Item 10. Exhibits.

Designation	Description
Exhibit 99.1	Ford Credit Floorplan Master Owner Trust A Monthly Investor Report
Exhibit 99.2	Ford Credit Floorplan Master Owner Trust A Quarterly Investor Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Floorplan Master Owner Trust A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Sumito Mulchandani
Sumito Mulchandani
Assistant Treasurer
Date: August 25, 2016

EXHIBIT INDEX

Designation	Description
Exhibit 99.1	Ford Credit Floorplan Master Owner Trust A Monthly Investor Report
Exhibit 99.2	Ford Credit Floorplan Master Owner Trust A Quarterly Investor Report